Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Financial Liabilities [Line Items]
Foreign currency exchange differences recognized in profit and loss, net	$ (7,807,197)	$ 8,516,874	$ 12,978,471
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (hedging income) at the beginning of the period, net	(27,168,008)	(52,747,646)	(74,953,393)
Foreign currency exchange differences recognized in equity, net	(101,790,308)	17,321,594	14,317,257
Foreign currency exchange differences recognized in profit and loss, net	12,478,369	8,258,044	7,888,490
Others (Tender Offer 33.57% 02.04.2018 on Enel Generacion Chile)	(11,028,906)
Balance in hedging reserves (hedging income) at the end of the period, net	$ (127,508,853)	$ (27,168,008)	$ (52,747,646)